Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net loss	$ (2,277,303)	$ (47,217)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income		(1,744,115)
Foreign exchange transaction gain	(99,616)
Loss on equity method investment, related party	14,744	73,601
Depreciation expense	45,529	43,385
Non-cash lease expense	377,945	382,080
Inventory write off expenses		9,743
Impairment of convertible note receivable – related party, and equity method investment - related party	42,328
Impairment loss on goodwill	323,864
Unrealized loss on convertible note receivable – related party	394,331
Loss on disposal of equipment	5,882
Impairment loss on equipment	69,343
Changes in operating assets and liabilities:
Account receivables	1,444	(4,877)
Other receivables	(75,971)	(158,182)
Prepaid expenses	90,461	(272,700)
Deposit	(96,115)	975
Inventory	138	(3,357)
Accounts payable and accrued expenses	173,151	(69,649)
Accrued commissions	(2,085)	(52,076)
Deferred revenue		(20,269)
Operating lease liabilities	(392,143)	(365,881)
Net cash used in operating activities	(1,404,073)	(2,228,539)
Cash flows from investing activities:
Purchases of property and equipment	(30,103)	(13,395)
Convertible loans receivable - related party	(850,000)
Investment at cost	(14,977)
Cash withdrawn from trust account for redemptions	21,102,871	68,351,348
Cash withdrawn from trust account available to the Company	243,897	919,547
Cash deposited into trust account		(205,305)
Net cash provided by investing activities	20,451,688	69,052,195
Cash flows from financing activities:
Repayment of loans and borrowing	(82,379)
Repayment of deferred underwriting compensation	(325,000)
Proceeds from repayment of due from sponsor		9,137
Proceeds from extension loan		205,305
Advances from related parties	2,104,937	265,914
Borrowing from notes payable - related parties		33,475
Repayment to notes payable - related parties		(33,475)
Repayment of class A common stock	(21,102,871)	(68,351,348)
Net cash used in financing activities	(19,405,313)	(67,870,992)
Net decrease in cash	(357,698)	(1,047,336)
Effects of foreign exchange rate on cash	30,865	(22,329)
Cash at beginning of period	1,159,201	2,789,794
Cash at end of period	832,368	1,720,129
Supplemental disclosure of non-cash investing and financing activities
Issuance of HWH common stock to EF Hutton for deferred underwriting compensation	1,509,375
Debt to equity conversion	3,801,759
Cash paid for interest expenses	55,279
Valuation gain from notes receivable and warrants - SHRG	287,812
Initial recognition of operating lease right-of-use asset and liability	$ 519,353	$ 75,764